Fixed Deposits - Schedule of Fixed Deposits (Details) - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Fixed Deposits [Line Items]
Principal Amount	¥ 19,000,000	¥ 19,000,000
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principal Amount	¥ 8,000,000
Interest Rate	3.20%
Deposit date	May 10, 2023
Maturity date	May 10, 2026
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principal Amount	¥ 3,000,000
Interest Rate	3.20%
Deposit date	May 11, 2023
Maturity date	May 11, 2026
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principal Amount	¥ 8,000,000
Interest Rate	3.20%
Deposit date	May 12, 2023
Maturity date	May 12, 2026
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principal Amount		¥ 8,000,000
Interest Rate		3.20%
Deposit date		May 10, 2023
Maturity date		May 10, 2026
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principal Amount		¥ 3,000,000
Interest Rate		3.20%
Deposit date		May 11, 2023
Maturity date		May 11, 2026
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Fixed Deposits [Line Items]
Principal Amount		¥ 8,000,000
Interest Rate		3.20%
Deposit date		May 12, 2023
Maturity date		May 12, 2026